IMPAIRMENT	12 Months Ended
Dec. 31, 2021
IMPAIRMENT
IMPAIRMENT

6) IMPAIRMENT

a) Impairment of PP&E

($ thousands)	2021	2020	2019
Crude oil and natural gas properties:
U.S. cost centre	$—	$650,780	$—
Canada cost centre	3,420	100,943	—
Total impairment expense	$3,420	$751,723	$—

For the year ended December 31, 2021, Enerplus recorded asset impairment of $3.4 million (2020 – $751.7 million; 2019 – nil). The primary factors that affect ceiling values include first-day-of-the-month commodity prices, reserves, capital expenditure levels and timing, acquisition and divestment activity, and production levels. At March 31, 2021, Enerplus’ crude oil and natural gas properties in the U.S. cost centre exceeded the ceiling test limitation by approximately $265 million, primarily due to the difference in the ceiling value using SEC prices for the assets acquired in the Bruin acquisition compared to the carrying value, which more closely represented fair market value, based on forward prices. Given the short duration between closing the acquisition and the ceiling test calculation at March 31, 2021, Enerplus requested and received a temporary exemption from the SEC to exclude the properties acquired from Bruin in the full cost ceiling test for the duration of 2021.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test at December 31, 2021, 2020 and 2019:

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	$/bbl	CDN$/bbl	$/Mcf	CDN$/US$
2021	$66.55	$78.15	$3.64	0.80
2020	39.54	45.56	2.00	0.75
2019	55.85	66.73	2.58	0.75

b)	Impairment of Goodwill

At December 31, 2021 and 2020, there was no goodwill remaining on the Company’s Consolidated Balance Sheets. During the year ended December 31, 2020, Enerplus recorded goodwill impairment of $149.2 million relating to its U.S. reporting unit. This was due to lower commodity prices in 2020, which resulted in a reduction in the fair value of the U.S. reporting unit. For the year ended December 31, 2019, Enerplus recorded goodwill impairment of $347.3 million relating to the Canadian reporting unit as a result of the cumulative impact of Canadian asset divestments, the shut-in of uneconomic natural gas production in Canada and lower forecasted commodity prices.